Supplement Dated August 29, 2025

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective August 28, 2025.

Please delete all references to and information for Baillie Gifford Overseas Limited.

Please delete all references to and information for Nuance Investments, LLC.

Effective August 1, 2025, for the JNL/American Funds Global Growth Fund, please delete all references to and information for Roz Hongsaranagon.

For the JNL Multi-Manager Small Cap Growth Fund, please delete all references to and information for Victory Capital Management Inc.

Effective August 1, 2025, for the JNL/T. Rowe Price Growth Stock Fund, please delete all references to and information for Joseph B. Fath.

Effective August 1, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Global Growth Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Patrice Collette	November 2015	Partner, Capital World Investors, CRMC
Matt Hochstetler	January 2024	Partner, Capital World Investors, CRMC
Piyada Phanaphat	August 2023	Partner, Capital World Investors, CRMC
Barbara Burtin	August 2025	Partner, Capital World Investors, CRMC
Jason B. Smith	August 2025	Partner, Capital World Investors, CRMC

Effective August 28, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager International Small Cap Fund, please delete the seventh paragraph in the entirety and replace with the following:

Two unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager International Small Cap Fund, please delete the “Baillie Gifford Strategy” in the entirety.

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager International Small Cap Fund, please delete all references to and information for Brian Lum, CFA, Charlie Broughton, CFA and Remya Nair.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the “Nuance Strategy” in the entirety.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the third paragraph in the entirety and replace with the following:

Four unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Scott A. Moore, CFA, Jack Meurer, CFA and D. Adam West, CFA.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “Victory RS Investments Strategy” in the entirety.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the third paragraph in the entirety and replace with the following:

Six unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete all references to and information for D. Scott Tracy, CFA, Stephen J. Bishop, Melissa Chadwick-Dunn and Paul Leung, CFA.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “GIM Strategy” in the entirety and replace with the following:

GIM Strategy

Granahan Investment Management, LLC (“GIM”) constructs the GIM Strategy by blending Small Cap Focused Growth strategy and their Small Cap Select Strategy.

GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved by focusing on smaller companies that are poised to grow at 15% or more, and using a strict methodology to own the stocks of these sustainable growth companies when risk/reward is attractive.

Within this philosophy, GIM’s Small Cap Focused Growth strategy seeks to own companies with large open-ended opportunities, a favorable competitive landscape and products or services providing a significant value proposition to the customer.

The Small Cap Select strategy takes a diversified approach to growth by seeking companies that can either sustain growth for an extended time, or materially accelerate their growth rate over the near to medium term. The strategy believes that this approach expands the investment opportunity set and mitigates risk.

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager U.S. Select Equity Fund, please delete the sixth paragraph in the entirety and replace with the following:

Three unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager U.S. Select Equity Fund, after “GQG Strategy” please add the following:

River Road Strategy

River Road Asset Management, LLC (“River Road”) constructs the River Road Strategy by investing primarily in equity securities of large-capitalization U.S. companies that River Road believes are undervalued. River Road generally considers a company to be a U.S. company if it has been organized under the laws of, has its principal offices in, or has its securities principally traded in the U.S. The River Road Strategy’s equity investments may include common stock, foreign securities (directly and through depositary receipts, including ADRs, EDRs, and GDRs), and real estate investment trusts (“REITs”).

The River Road Strategy may also invest in common stock of companies of other market capitalizations (measured at the time of acquisition), and publicly traded partnerships, including, but not limited to, master limited partnerships.

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager U.S. Select Equity Fund, please delete “Investment style risk” in the entirety and replace with the following:

●	Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager U.S. Select Equity Fund, after “Depositary receipts risk,” please add the following:

●	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager U.S. Select Equity Fund, after “Portfolio turnover risk,” please add the following:

●	Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager U.S. Select Equity Fund, please delete the Sub-Advisers list and Portfolio Managers table in the entirety and replace with the following:

Sub-Advisers:
GQG Partners LLC (“GQG”)

River Road Asset Management, LLC (“River Road”)

WCM Investment Management, LLC (“WCM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2022	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	November 2022	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	November 2022	Vice President and Portfolio Manager, JNAM
Rajiv Jain	November 2022	Chairman and Chief Investment Officer, GQG
Brian Kersmanc	November 2022	Senior Investment Analyst and Portfolio Manager, GQG
Sudarshan Murthy, CFA	November 2022	Senior Investment Analyst and Portfolio Manager, GQG
Siddharth Jain	January 2024	Investment Analyst and Deputy Portfolio Manager, GQG
Matthew W. Moran, CFA	August 2025	Portfolio Manager, River Road
Daniel R. Johnson, CFA, CPA	August 2025	Portfolio Manager, River Road
Sanjay Ayer, CFA	November 2022	Portfolio Manager, WCM
Michael B. Trigg	November 2022	Portfolio Manager and co-CEO, WCM
Michael Hayward	April 2025	Portfolio Manager and Business Analyst, WCM
Ross Bendetson	April 2025	Portfolio Manager and Business Analyst, WCM

Effective May 13, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Lord Abbett Short Duration Income Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Andrew H. O’Brien, CFA	April 2020	Partner and Portfolio Manager, Lord Abbett
Robert A. Lee	April 2020	Partner and Co-Head of Taxable Fixed Income, Lord Abbett
Steven F. Rocco, CFA	April 2020	Partner and Co-Head of Taxable Fixed Income, Lord Abbett
Adam C. Castle, CFA	April 2022	Partner and Portfolio Manager, Lord Abbett
Harris A. Trifon	April 2022	Partner and Portfolio Manager, Lord Abbett
Yoana N. Koleva, CFA	April 2022	Partner and Portfolio Manager, Lord Abbett
Gregory Benz, CFA	May 2025	Managing Director and Portfolio Manager, Lord Abbett
Ty J. Kern	May 2025	Managing Director and Portfolio Manager, Lord Abbett

In the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/T. Rowe Price Capital Appreciation Equity Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund’s sector allocations are largely the result of the Sub-Adviser’s focus on stock selection. At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the information technology and healthcare sectors.

Effective August 1, 2025, in the section, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds Global Growth Fund, after the second paragraph please add the following:

Barbara Burtin is a Partner of Capital World Investors and has been and investment professional for 17 years in total; all with CRMC or its affiliates.

Jason B. Smith is a Partner of Capital World Investors and has been and investment professional for 29 years in total; 19 years with CRMC or its affiliates.

Effective August 28, 2025, in the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager International Small Cap Fund, please delete the eighth paragraph in the entirety and replace with the following:

Two unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager International Small Cap Fund, please delete the “Baillie Gifford Strategy” in the entirety.

In the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager International Small Cap Fund, please delete all references to and information for Brian Lum, CFA, Charlie Broughton, CFA and Remya Nair.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the “Nuance Strategy” in the entirety.

In the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the third paragraph in the entirety and replace with the following:

Four unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Scott A. Moore, CFA, Jack Meurer, CFA and D. Adam West, CFA.

In the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, under the “GIM Strategy” please delete the first through third paragraphs in the entirety and replace with the following:

GIM Strategy

Granahan Investment Management, LLC (“GIM”) constructs the GIM strategy by blending Small Cap Focused Growth strategy and their Small Cap Select strategy.

GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved through a select portfolio of smaller companies that are poised to grow at 15% or more. Fundamental company analysis is subsequently combined with a strict valuation discipline centered on a stock’s expected return and risk/reward, with particular emphasis on minimizing the downside of the risk/reward equation. Within this philosophy, GIM’s Small Cap Focused Growth strategy seeks to own companies that have strong balance sheets, large open-ended opportunities, a favorable competitive landscape, and products or services providing a significant value proposition to the customer.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “Victory RS Investments Strategy” in the entirety.

In the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the seventh paragraph in the entirety and replace with the following:

Six unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete all references to and information for D. Scott Tracy, CFA, Stephen J. Bishop, Melissa Chadwick-Dunn and Paul Leung, CFA.

Effective August 29, 2025, in the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager U.S. Select Equity Fund, please delete the sixth paragraph in the entirety and replace with the following:

Three unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Effective August 29, 2025, in the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager U.S. Select Equity Fund, after “GQG Strategy” please add the following:

River Road Strategy

River Road Asset Management, LLC (“River Road”) constructs the River Road Strategy by investing primarily in equity securities of large-capitalization U.S. companies that River Road believes are undervalued. River Road generally considers a company to be a U.S. company if it has been organized under the laws of, has its principal offices in, or has its securities principally traded in the U.S. The River Road Strategy’s equity investments may include common stock, foreign securities (directly and through depositary receipts, including ADRs, EDRs, and GDRs), and real estate investment trusts (“REITs”).

The River Road Strategy may also invest in common stock of companies of other market capitalizations (measured at the time of acquisition), and publicly traded partnerships, including, but not limited to, master limited partnerships.

River Road’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to generate attractive, sustainable returns over the long term, with an emphasis on minimizing downside portfolio risk. River Road builds the River Road Strategy from the bottom up, making security-specific research central to River Road’s process. At the core of River Road’s Absolute Value® approach is a systematic method for assessing the ‘risk-to-reward’ characteristics of an investment. The goal of the research process is to formulate two outputs from which an investment decision is made – conviction rating (risk) and discount to value (reward). A stock’s conviction rating combined with its discount to value determine not only whether the stock qualifies for investment, but also how the stock will be sized within the River Road Strategy.

Effective August 29, 2025, in the section “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager U.S. Select Equity Fund, after “Depositary receipts risk,” please add the following:

●	REIT investment risk

Effective August 29, 2025, in the section “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager U.S. Select Equity Fund, after “Portfolio turnover risk,” please add the following:

●	Master limited partnership risk

Effective August 29, 2025, in the section “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager U.S. Select Equity Fund, after the sub-section for GQG Partners LLC, please add the following:

River Road Asset Management, LLC (“River Road”), Meidinger Tower, 462 South Fourth Street, Suite 2000, Louisville, Kentucky 40202, was founded in 2005. River Road is indirectly majority owned by Affiliated Managers Group, Inc., and members of River Road’s senior management team hold a substantial minority equity interest in the firm.

Matthew W. Moran, CFA, is a portfolio manager for River Road’s Mid Cap Value and Large Cap Value portfolios. He previously served as a senior equity analyst for River Road. Prior to joining River Road in 2007, Mr. Moran served as an Equity Analyst at Morningstar, an Associate at Citigroup, and an Analyst at Goldman Sachs. Mr. Moran earned a BS in Finance from Bradley University and a M.B.A. from The University of Chicago Booth School of Business. Mr. Moran is a member of the CFA Institute and CFA Society Louisville.

Daniel R. Johnson, CFA, CPA, is a portfolio manager for River Road’s Mid Cap Value and Large Cap Value portfolios. He previously served as a senior equity analyst for River Road. Prior to joining River Road in 2006, Mr. Johnson served as an Associate Auditor at PricewaterhouseCoopers. Mr. Johnson earned a BS in Accounting from the University of Kentucky and a M.B.A. in Accountancy from the University of Kentucky. Mr. Johnson is a member of the CFA Institute and CFA Society Louisville.

Effective May 13, 2025, in the section “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Lord Abbett Short Duration Income Fund, after the eighth paragraph, please add the following:

Gregory Benz, CFA, is a Managing Director and Portfolio Manager at Lord Abbett. Mr. Benz is responsible for contributing to the management of Lord Abbett’s taxable-fixed income strategies with a focus on investment grade securities. He joined Lord Abbett in 2016. Prior to his current role, Mr. Benz served as Associate Trader responsible for covering Investment Grade Credit for Lord Abbett’s Global Fixed Income Trading team, which supports all the taxable fixed-income strategies. His previous experience includes serving as Emerging Market Corporate Debt Trader, Strategist and Emerging Market Trader/Portfolio Structure Analyst, and Cash Desk, US Treasury/IG Corporate Debt Trader at Payden & Rygel Investment Management. Mr. Benz has worked in the financial services industry since 2011. He earned a BA in economics from Occidental College and is a holder of the Chartered Financial Analyst® (CFA) designation.

Ty J. Kern is a Managing Director and Portfolio Manager at Lord Abbett. Mr. Kern is responsible for contributing to the management for Lord Abbett’s taxable-fixed income strategies with a focus on investment grade corporates. Mr. Kern joined Lord Abbett in 2021. His previous experience includes serving as Investment Grade Bond Trader, Vice President at Goldman Sachs Asset Management and Fixed-Income Portfolio Analyst at BlackRock. Mr. Kern has worked in the financial services industry since 2012. He earned a BS in actuarial science and economics from The Ohio State University, College of Mathematical and Physical Sciences.

Effective July 21, 2025, in the section “Additional Information About Each Fund,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” for the JNL/Mellon DowSM Index Fund, please delete the first paragraph in the entirety and replace it with the following:

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

The performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

Effective July 21, 2025, in the section “Additional Information About Each Fund,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” for the JNL/Mellon Real Estate Sector Fund, please delete the first paragraph in the entirety and replace it with the following:

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position primarily consisting of shares of money market mutual funds including the affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest in money market instruments.

In addition, the performance of the Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund.

In the section “Additional Information About Each Fund,” under “Principal Investment Strategy,” for the JNL/T. Rowe Price Capital Appreciation Equity Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund’s sector allocations are largely the result of the Sub-Adviser’s focus on stock selection. At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the information technology and healthcare sectors.

In the section “More About the Funds,” after “Portfolio Turnover,” please add the following:

Investment in Other Funds.  The Funds may invest in investment companies, including unit investment trusts, to the extent permitted under Rule 12d1-1, Rule 12d1-3, and Rule 12d1-4 under the 1940 Act, as applicable. An acquired fund in a fund of funds arrangement is subject to the limits of Rule 12d1-4 of the 1940 Act, and cannot invest more than 10% of its total assets in other funds, including private funds or other pooled investment vehicles that would qualify as “investment companies” under the 1940 Act but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act.

Effective September 1, 2025, in the section, “Management of the Trust,” under “Management Fee,” for the JNL/Franklin Templeton Income Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Growth Stock Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price Value Fund, please delete the table rows and corresponding endnotes in the entirety and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2024
JNL/Franklin Templeton Income Fund[12]	$0 to $200 million	.600%
	$200 million to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	0.53%
JNL/Neuberger Berman Gold Plus Strategy Fund[13]	$0 to $500 million	.750%
	$500 million to $1 billion	.700%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	0.75%
JNL/T. Rowe Price Capital Appreciation Fund[7,14]	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	$5 billion to $10 billion	.510%
	Over $10 billion	.500%	0.52%

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2024
JNL/T. Rowe Price Capital Appreciation Equity Fund[3,7,15]	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	0.55%
JNL/T. Rowe Price Growth Stock Fund[7,16]	$0 to $1 billion	.450%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	0.43%
JNL/T. Rowe Price Mid-Cap Growth Fund[7,17]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.580%
	Over $3 billion	.560%	0.57%
JNL/T. Rowe Price Value Fund[7,18]	$0 to $150 million	.550%
	$150 million to $1 billion	.480%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.450%
	Over $5 billion	.440%	0.47%
[3] The Fund commenced operations on October 21, 2024.
[7]	JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of T. Rowe Price attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.
[12]	As of September 1, 2025, JNAM will voluntarily waive 0.050% of management fees on the Fund’s assets up to $200 million and 0.025% on assets between $200 million and $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
[13]	As of September 1, 2025, JNAM will voluntarily waive 0.100% of management fees on the Fund’s assets up to $500 million and 0.050% on assets over $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
[14]	As of September 1, 2025, JNAM will voluntarily waive 0.010% of management fees on the Fund’s assets over $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
[15]	As of September 1, 2025, JNAM will voluntarily waive 0.030% of management fees on the Fund’s assets. There is no guarantee that JNAM will continue to provide the waiver in the future.
[16]	As of September 1, 2025, JNAM will voluntarily waive 0.010% of management fees on the Fund’s assets over $10 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
[17]	As of September 1, 2025, JNAM will voluntarily waive 0.030% of management fees on the Fund’s assets up to $3 billion and 0.020% on assets over $3 billion. There is no guarantee that JNAM will continue to provide the waiver in the future
[18]	As of September 1, 2025, JNAM will voluntarily waive 0.070% of management fees on the Fund’s assets up to $150 million, 0.030% on assets between $1 billion and $3 billion, and 0.20% on assets over $3 billion. There is no guarantee that JNAM will continue to provide the waiver in the future

This Supplement is dated August 29, 2025.

Supplement Dated August 29, 2025

To The Statement of Additional Information

Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective August 28, 2025.

Please delete all references to and information for Baillie Gifford Overseas Limited.

Please delete all references to and information for Nuance Investments, LLC.

Effective August 1, 2025, for the JNL/T. Rowe Price Growth Stock Fund, please delete all references to and information for Joseph B. Fath.

Effective August 1, 2025, for the JNL/American Funds Global Growth Fund, please delete all references to and information for Roz Hongsaranagon.

Effective August 15, 2025, on page 142, in the section, “Trustees and Officers of the Trust,” please delete the table rows for Garret J. Childs in the entirety and replace with the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Garett J. Childs (45) 1 Corporate Way Lansing, MI 48951	Vice President (2/2019 to present)

Principal Occupation(s) During Past 5 Years:

Chief Financial Officer of JNAM (8/2021 to present); Vice President, Finance and Risk of JNAM (2/2019 to present); Manager, Board of Managers of Jackson National Life Distributors LLC (8/2025 to present); Controller of JNAM (11/2007 to 8/2021); Vice President of other investment companies advised by JNAM (11/2023 to present, 6/2023 to present, 2/2019 to present, and 2/2019 to 12/2020)

Effective May 13, 2025, on pages 256-257, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Lord, Abbett & Co. LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/Lord Abbett Short Duration Income Fund in the entirety and replace with the following, which reflects information as of June 30, 2025:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Andrew H. O’Brien, CFA	Other Registered Investment Companies	16	$98.7 billion	0	$0
	Other Pooled Vehicles	8	$11.2 billion	0	$0
	Other Accounts	23	$2.6 billion	0	$0

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				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Robert A. Lee	Other Registered Investment Companies	19	$99.2 billion	0	$0
	Other Pooled Vehicles	11	$11.3 billion	0	$0
	Other Accounts	32	$6.1 billion	2	$1.6 billion

Steven F. Rocco, CFA	Other Registered Investment Companies	21	$102.4 billion	0	$0
	Other Pooled Vehicles	13	$11.1 billion	0	$0
	Other Accounts	11	$3.7 billion	0	$0

Adam C. Castle, CFA	Other Registered Investment Companies	14	$74.8 billion	0	$0
	Other Pooled Vehicles	7	$10.7 billion	0	$0
	Other Accounts	0	$0.0	0	$0

Harris A. Trifon	Other Registered Investment Companies	10	$57.8 billion	0	$0
	Other Pooled Vehicles	4	$8.2 billion	0	$0
	Other Accounts	0	$0.0	0	$0

Yoana N. Koleva, CFA	Other Registered Investment Companies	11	$77.6 billion	0	$0
	Other Pooled Vehicles	1	$2 billion	0	$0
	Other Accounts	1	$82.8 million	0	$0

Gregory Benz, CFA	Other Registered Investment Companies	6	$52.8 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Ty J. Kern	Other Registered Investment Companies	5	$52.7 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Effective May 13, 2025, on pages 257-258, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Lord, Abbett & Co. LLC, under “Security Ownership of Portfolio Managers,” please delete the table for the JNL/Lord Abbett Short Duration Income Fund, in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Lord Abbett Short Duration Income Fund as of June 30, 2025

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Andrew H. O’Brien, CFA	X
Robert A. Lee	X
Steven F. Rocco, CFA	X
Adam C. Castle, CFA	X
Harris A. Trifon	X
Yoana N. Koleva, CFA	X
Gregory Benz, CFA	X
Ty J. Kern	X

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Effective August 29, 2025, on page 281, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for River Road Asset Management, LLC, please delete the first paragraph in the entirety and replace with the following:

River Road Asset Management, LLC (“River Road”) is located at Meidinger Tower, 462 South Fourth Street, Suite 2000, Louisville, Kentucky 40202, serves as Co-Sub-Adviser to the JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Value Fund and JNL Multi-Manager U.S. Select Equity Fund. River Road was founded in 2005. River Road is indirectly majority owned by Affiliated Managers Group, Inc., and members of River Road’s senior management team hold a substantial minority equity interest in the firm.

Effective August 29, 2025, on page 282, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for River Road Asset Management, LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL Multi-Manager Mid Cap Fund in the entirety and replace with following, which reflects information as of June 30, 2025:

JNL Multi-Manager Mid Cap Fund and JNL Multi-Manager U.S. Select Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Matthew W. Moran, CFA	Other Registered Investment Companies	3	$1.07 billion	0	$0
	Other Pooled Vehicles	2	$122 million	0	$0
	Other Accounts	4	$39 million	0	$0

Daniel R. Johnson, CFA, CPA	Other Registered Investment Companies	3	$1.07 billion	0	$0
	Other Pooled Vehicles	2	$122 million	0	$0
	Other Accounts	4	$39 million	0	$0

Effective August 29, 2025, on page 282, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for River Road Asset Management, LLC, under “Security Ownership of Portfolio Managers,” please delete the table for the JNL Multi-Manager Mid Cap Value Fund in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL Multi-Manager Mid Cap Fund and JNL Multi-Manager U.S. Select Equity Fund as of June 30, 2025

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Matthew W. Moran, CFA	X
Daniel R. Johnson, CFA, CPA	X

On pages 289-290, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Victory Capital Management Inc., please delete the first paragraph in the entirety and replace with the following:

Victory Capital Management Inc. (“Victory Capital”), located at 15935 La Cantera Parkway, San Antonio, Texas 78256, serves as a Co-Sub-Adviser to the JNL Multi-Manager Mid Cap Fund. Victory Capital is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. The portfolio managers responsible for the day to day management of Victory Capital’s portion of the JNL Multi-Manager Mid Cap Fund are members of Victory Capital’s investment franchise, Sycamore Capital. Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation.

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On page 291, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Victory Capital Management Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL Multi-Manager Small Cap Growth Fund.

On page 291, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Victory Capital Management Inc., under “Security Ownership of Portfolio Managers,” please delete the table for the JNL Multi-Manager Small Cap Growth Fund.

Effective August 1, 2025, on page 321, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Other Accounts Managed by AFIS Master Fund Portfolio Managers,” please delete the table for the AFIS Master Global Growth Fund in the entirety and replace with the following, which reflects information as of December 31, 2024:

AFIS Master Global Growth Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Patrice Collette	5	$162.2	5	$20.33	1	$0.14
Matt Hochstetler	7	$70.2	2	$0.52	0	$0
Piyada Phanaphat	5	$144.35	2	$0.52	0	$0
Barbara Burtin	5	$172.0	4	$22.90	0	$0
Jason B. Smith	1	$5.8	0	$0	0	$0

On pages 303-304, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, and JNL Multi-Manager U.S. Select Equity Fund, please delete the table rows and corresponding endnotes in the entirety and replace with the following:

		Aggregate Fees Paid to Sub-Advisers
Fund	Co-Sub-Advisers	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2024
JNL Multi-Manager International Small Cap Fund	Causeway	$3,785,962	0.56%
	WCM[4]

JNL Multi-Manager Mid Cap Fund	Champlain	$5,517,494	0.40%
	Victory Capital
	KAR[8]

JNL Multi-Manager Small Cap Growth Fund	GIM	$9,553,264	0.41%
	KAR
	Victory Capital[11]
	WCM[4]
	BAMCO[8]
	SBH[8]
	Driehaus[9]

JNL Multi-Manager U.S. Select Equity Fund[10]	GQG	$2,104,460	0.28%
	River Road[12]
	WCM[4]

[4]	Effective September 1, 2024, for the purpose of calculating the sub-advisory fee for the JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund (for the portion of assets managed by WCM), the JNL/WCM China Quality Growth Fund, and the JNL/WCM Focused International Equity Fund, the Sub-Adviser applies a fee discount to all eligible assets based on the average daily aggregate net assets of the listed funds.
[8]	Commenced as a Sub-Adviser to the Fund on April 25, 2022.
[9]	Commenced as a Sub-Adviser to the Fund on October 21, 2024.
[11]	Effective August 28, 2025, no longer a Sub-Adviser to the Fund.
[12]	Commenced as a Sub-Adviser to the Fund on August 29, 2025.

This Supplement is dated August 29, 2025.

(To be used with V3180 04/25 and V3180PROXY 04/25.)

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